Interest-bearing loans and borrowings - short term (Tables)	12 Months Ended
Mar. 31, 2024
Disclosure of detailed information about borrowings [abstract]
Summary of short term Interest-bearing loans and borrowings

	As at March 31,
	2023	2024	2024
	(INR)	(INR)	(USD)
Working capital term loan (secured)	13,541	11,249	135
Acceptances (secured)	24,426	27,680	332
Buyer's / supplier's credit (secured)	—	11,123	133
Term loan from banks and financial institutions (secured)	4,556	1,600	19
Current maturities of long term interest-bearing loans and borrowings (refer Note 18 and Note 2.4)	20,591	29,803	358
Total #	63,114	81,455	977